Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block]	6 Months Ended
Sep. 30, 2016
Text Block [Abstract]
Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block]

8.    OFFSETTING OF DERIVATIVES, REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONS

The following tables present, as of March 31, 2016 and September 30, 2016, the gross and net of the derivatives, resale and repurchase agreements, and securities borrowing and lending transactions, including the related gross amounts subject to an enforceable master netting arrangement or similar agreement not offset in the condensed consolidated balance sheets. The MUFG Group primarily enters into International Swaps and Derivatives Association master netting agreements, master repurchase agreements and master securities lending agreements or similar agreements for derivative contracts, resale and repurchase agreements, and securities borrowing and lending transactions. In the event of default on or termination of any one contract, these agreements provide the contracting parties with the right to net a counterparty’s rights and obligations and to liquidate and setoff collateral against any net amount owed by the counterparty. Generally, as the MUFG Group has elected to present such amounts on a gross basis, the amounts subject to these agreements are included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below. For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

At March 31, 2016	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥21,509	¥—	¥21,509	¥(17,200)	¥(911)	¥3,398
Receivables under resale agreements	9,538	(2,091)	7,447	(6,887)	—	560
Receivables under securities borrowing transactions	6,042	—	6,042	(5,947)	—	95

Total	¥37,089	¥(2,091)	¥34,998	¥(30,034)	¥(911)	¥4,053

Financial liabilities:
Derivative liabilities	¥20,818	¥—	¥20,818	¥(16,993)	¥(1,267)	¥2,558
Payables under repurchase agreements(1)	25,640	(2,091)	23,549	(23,398)	(1)	150
Payables under securities lending transactions	4,710	—	4,710	(4,673)	(23)	14
Obligations to return securities received as collateral	1,919	—	1,919	(310)	—	1,609

Total	¥53,087	¥(2,091)	¥50,996	¥(45,374)	¥(1,291)	¥4,331

At September 30, 2016	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥25,661	¥—	¥25,661	¥(20,746)	¥(1,097)	¥3,818
Receivables under resale agreements	6,902	(2,260)	4,642	(3,815)	—	827
Receivables under securities borrowing transactions	6,784	—	6,784	(6,639)	(13)	132

Total	¥39,347	¥(2,260)	¥37,087	¥(31,200)	¥(1,110)	¥4,777

Financial liabilities:
Derivative liabilities	¥24,590	¥—	¥24,590	¥(20,806)	¥(1,254)	¥2,530
Payables under repurchase agreements(1)	23,948	(2,260)	21,688	(21,593)	(2)	93
Payables under securities lending transactions	6,448	—	6,448	(6,434)	(1)	13
Obligations to return securities received as collateral	1,884	—	1,884	(400)	—	1,484

Total	¥56,870	¥(2,260)	¥54,610	¥(49,233)	¥(1,257)	¥4,120

Note:	(1)	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,434,521 million and ¥1,356,505 million at March 31, 2016 and September 30, 2016, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.